Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per Share ("EPS")
Schedule of calculation of the basic EPS and the diluted EPS

	Net Income (Numerator)	Shares (Denominator)	Per Share Amount
	(Dollars in Thousands, Except Per Share Amounts)
December 31, 2011:
Basic EPS
Net income available to common shareholders	$113,869	67,506,554	$1.69
Potential dilutive common shares	—	62,914

Diluted EPS	$113,869	67,569,468	$1.69

December 31, 2010:
Basic EPS
Net income available to common shareholders	$116,897	67,921,353	$1.72
Potential dilutive common shares	—	83,088

Diluted EPS	$116,897	68,004,441	$1.72

December 31, 2009:
Basic EPS
Net income	$129,758	68,373,732	$1.90
Potential dilutive common shares	—	20,892

Diluted EPS	$129,758	68,394,624	$1.90